Employee Benefit Plan	12 Months Ended
Sep. 30, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

17. Employee benefit plan:

The Accentia 401(k) and Profit Sharing Plan (the "Employee Benefit Plan") was established effective July 1, 2004 as a defined contribution plan. The Employee Benefit Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Employee Benefit Plan includes eligible employees of the Company and its affiliates. Employees of the Company who have completed one month of service are eligible to participate in the plan. Participants are permitted to make annual pre-tax salary reduction contributions of up to 50% of their compensation subject to certain limitations. Employer and participant contributions are invested at the direction of the participant in various money market funds or pooled/mutual funds. Employer matching and profit sharing contributions are based upon discretionary amounts and percentages authorized by the Board of Directors of the Company. For the fiscal years ended September 30, 2011 and 2010, the Company made no employer contributions pursuant to the Employee Benefit Plan